Payables, other current liabilities and provisions	3 Months Ended
Mar. 31, 2026
Trade and other current payables [abstract]
Payables, other current liabilities and provisions	Payables, other current liabilities and provisionsNote 17.1. Trade payables and other current liabilities
Trade payables and other current liabilities break down as follows:

(amounts in thousands of euros)
TRADE PAYABLES AND OTHER CURRENT LIABILITIES	AS OF DECEMBER 31, 2025		AS OF MARCH 31, 2026
Trade payables	23,388		9,961
Accrued invoices	14,159		19,553
Other	4		—
Trade payables and other current liabilities	37,552	—	29,514
The decrease in Trade payables as of March 31, 2026 compared to December 31, 2025 is mainly attributable to decreased activity on the ABTECT clinical program as a result of reaching major milestones in the Phase 3 clinical trials in 2025.
Note 17.2. Tax and employee-related payables
Tax and employee-related payables are presented below:

(amounts in thousands of euros)
TAX AND EMPLOYEE-RELATED PAYABLES	AS OF DECEMBER 31, 2025	AS OF MARCH 31, 2026
Employee-related payables	4,816	2,130
Social security and other	2,304	11,199
Other tax and related payments	17	164
TAX AND EMPLOYEE-RELATED PAYABLES	7,137	13,493
The decrease in employee-related payables as of March 31, 2026 is mainly related to year-end bonus accruals.
The increase in Social security and other payables as of March 31, 2026 is mainly related to social contributions on vested AGAs that have become due, which are calculated using the vesting-date share price (see Note 14).
Note 17.3 Provisions
Provisions are presented below:

(amounts in thousands of euros)	AGA EMPLOYER CONTRIBUTIONS AND TAXES	OTHER PROVISIONS	TOTAL
AS OF DECEMBER 31, 2025	45,185	694	45,879
Increases	—	70	70
Provisions used	(8,325)	(563)	(8,888)
Unused reversals	(3,394)	(51)	(3,445)
AS OF MARCH 31, 2026	33,467	150	33,616
Non-current	15,471	20	15,491
Current	17,995	130	18,125
The Group's provisions as of March 31, 2026 primarily consist of AGA employer contributions and taxes. Movements during the period were as follows:
•The provisions used correspond to social contributions on vested AGAs that have become due;
•The unused reversals are related to (i) the decrease in the Group's share price over the period and, to a lesser extent, (ii)
forfeitures following employee departures and changes in estimates regarding the achievement of performance conditions.
The amount is presented net of the accrual of obligations arising from services rendered during the period under the relevant
AGA plans.
Other provisions primarily relate to employment-related claims or other minor litigation matters.